CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Retained earnings / (Accumulated deficit) [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)	Total Baozun shareholders' equity [Member] CNY (¥)	Noncontrolling interests [Member] CNY (¥)
Beginning balance at Dec. 31, 2015	¥ 1,234,471		¥ 93	¥ 1,535,665	¥ (320,499)	¥ 19,212	¥ 1,234,471
Beginning balance, shares at Dec. 31, 2015 | shares			151,471,369
Net income (loss)	85,424				86,633		86,633	¥ (1,209)
Share-based compensation	34,185			34,185			34,185
Repurchase of ordinary shares (Note 14)	(50,842)		¥ (3)	(50,839)			(50,842)
Repurchase of ordinary shares (Note 14), shares | shares			(3,603,642)
Exercise of share options and vesting of RSUs	3,943		¥ 4	3,939			3,943
Exercise of share options and vesting of RSUs, shares | shares			2,544,255
Issuance of ordinary shares upon secondary follow-on Public offering, net of issuance costs of RMB22,661	231,017		¥ 6	231,011			231,017
Issuance of ordinary shares upon secondary follow-on Public offering, net of issuance costs of RMB22,661, shares | shares			9,000,000
Additional capital contribution from shareholders	7,469			7,469			7,469
Contribution from noncontrolling interest holder	14,063							14,063
Deconsolidation of Shanghai Baozun-CJ E-commerce Co., Ltd ("Baozun CJ") (Note 10)	(12,854)							(12,854)
Foreign currency translation adjustment	25,136					25,136	25,136
Ending balance at Dec. 31, 2016	1,572,012		¥ 100	1,761,430	(233,866)	44,348	1,572,012
Ending balance, shares at Dec. 31, 2016 | shares			159,411,982
Net income (loss)	209,130				208,866		208,866	264
Share-based compensation	58,231			58,231			58,231
Exercise of share options and vesting of RSUs	4,267		¥ 3	4,264			4,267
Exercise of share options and vesting of RSUs, shares | shares			6,713,415
Acquisition of a subsidiary	17,150							17,150
Foreign currency translation adjustment	(34,353)					(34,353)	(34,353)
Ending balance at Dec. 31, 2017	1,826,437		¥ 103	1,823,925	(25,000)	9,995	1,809,023	17,414
Ending balance, shares at Dec. 31, 2017 | shares			166,125,397
Net income (loss)	269,771	$ 39,236			269,712		269,712	59
Share-based compensation	75,862			75,862			75,862
Exercise of share options and vesting of RSUs	3,719		¥ 3	3,716			3,719
Exercise of share options and vesting of RSUs, shares | shares			6,423,214
Foreign currency translation adjustment	19,227	2,796				19,227	19,227
Ending balance at Dec. 31, 2018	¥ 2,195,016	$ 319,251	¥ 106	¥ 1,903,503	¥ 244,712	¥ 29,222	¥ 2,177,543	¥ 17,473
Ending balance, shares at Dec. 31, 2018 | shares			172,548,611